Exhibit 99.1

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-18	30/360 Days	30	Collection Period Start	1-Feb-18
Distribution Date	15-Mar-18	Actual/360 Days	28	Collection Period End	28-Feb-18
				Prior Month Settlement Date	15-Feb-18
				Current Month Settlement Date	15-Mar-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	426,187,982.92	406,151,020.73	0.389905
Yield Supplement Overcollaterization		45,350,668.44	11,698,737.96	10,889,780.21
Total Adjusted Pool Balance		1,041,667,188.10	414,489,244.96	395,261,240.52
Total Adjusted Securities		1,041,666,666.68	414,489,244.96	395,261,240.52	0.379451
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.93750%	175,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	305,000,000.00	282,822,578.28	263,594,573.84	0.864245
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	19,228,004.44	315,818.55	63.0426375	1.0354707
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	19,228,004.44	435,068.55

I. COLLECTIONS

Interest:
Interest Collections		897,023.17
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		897,023.17

Principal:
Principal Collections		19,631,455.13
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		19,631,455.13
Recoveries of Defaulted Receivables		231,149.12
Servicer Advances		0.00

Total Collections		20,759,627.42

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	34,199	414,489,244.96
Total Principal Payment		19,228,004.44

	33,500	395,261,240.52
III. DISTRIBUTIONS
Total Collections		20,759,627.42
Reserve Account Draw		0.00
Total Available for Distribution		20,759,627.42
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		355,156.65
Servicing Fee Paid		355,156.65
Servicing Fee Shortfall		0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		0.00
Class A-1 Notes Monthly Interest Paid		0.00
Change in Class A-1 Notes Interest Carryover Shortfall		0.00

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	315,818.55
Class A-3 Notes Monthly Interest Paid	315,818.55
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	435,068.55
Total Note Monthly Interest Paid	435,068.55
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	19,969,402.22
4. Total Monthly Principal Paid on the Notes	19,228,004.44
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	19,228,004.44
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	741,397.78
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	741,397.78

V. RESERVE ACCOUNT
Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,167.97
Beginning Reserve Account Balance	2,604,167.97
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,167.97
Required Reserve Account Amount for Next Period	2,604,167.97

VI. POOL STATISTICS
Weighted Average Coupon	2.59%
Weighted Average Remaining Maturity	34.80

Nissan Auto Receivables 2016-A Owner Trust

Servicer’s Certificate

	Amount	Number
Principal on Defaulted Receivables	405,507.06	27
Principal Recoveries of Defaulted Receivables	231,149.12

Monthly Net Losses	174,357.94
Pool Balance at Beginning of Collection Period	426,187,982.92
Net Loss Ratio for Third Preceding Collection Period	0.33%
Net Loss Ratio for Second Preceding Collection Period	0.66%
Net Loss Ratio for Preceding Collection Period	0.46%
Net Loss Ratio for Current Collection Period	0.49%
Four-Month Average Net Loss Ratio	0.48%
Cumulative Net Losses for all Periods	6,827,059.56

	Amount	Number	% of Receivables (EOP Balance)

Delinquent Receivables:
31-60 Days Delinquent	2,508,874.92	167	0.62%
61-90 Days Delinquent	754,224.49	54	0.19%
91-120 Days Delinquent	93,603.82	10	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,356,703.23	231	0.83%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.21%
Delinquency Ratio for Preceding Collection Period	0.22%	0.18%
Delinquency Ratio for Current Collection Period	0.21%	0.19%
Four-Month Average Delinquency Ratio	0.22%	0.20%

60 Day Delinquent Receivables	847,828.31
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO